Organization and Overview of the Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Overview of the Business	Organization and Overview of the Business
The businesses of AltaGas are operated by the Company and a number of its subsidiaries including, without limitation, AltaGas Services (U.S.) Inc., AltaGas Utility Holdings (U.S.) Inc., WGL Holdings, Inc. (WGL), Wrangler 1 LLC, Wrangler SPE LLC, Washington Gas Resources Corp., WGL Energy Services, Inc. (WGL Energy Services), and SEMCO Holding Corporation; in regard to the Utilities business, Washington Gas Light Company (Washington Gas), Hampshire Gas Company, and SEMCO Energy, Inc. (SEMCO); and in regard to the Midstream business, AltaGas Extraction and Transmission Limited Partnership, AltaGas Pipeline Partnership, AltaGas Processing Partnership, AltaGas Northwest Processing Limited Partnership, Harmattan Gas Processing Limited Partnership, Ridley Island LPG Export Limited Partnership, AltaGas Pacific Partnership, AltaGas LPG Limited Partnership, Petrogas Energy Corporation (Petrogas), Petrogas Holdings Partnership, and Petrogas, Inc. In the Corporate/Other segment, subsidiaries include AltaGas Power Holdings (U.S.) Inc., WGL Energy Systems, Inc. (WGL Energy Systems), and Blythe Energy Inc. (Blythe). SEMCO conducts its Michigan natural gas distribution business under the name SEMCO Energy Gas Company (SEMCO Gas). Prior to the close of the Alaska Utilities Disposition, it operated its Alaska natural gas distribution business under the name ENSTAR Natural Gas Company (ENSTAR) and its 65 percent interest in an Alaska regulated gas storage utility under the name Cook Inlet Natural Gas Storage Alaska LLC (CINGSA).

AltaGas is a leading energy infrastructure company that connects natural gas and NGLs to domestic and global markets. The Company operates a diversified, lower-risk, high-growth energy infrastructure business that is focused on delivering resilient and durable value for its stakeholders.

AltaGas' operating segments include the following:

▪    Utilities, which owns and operates franchised, cost-of-service, rate regulated natural gas distribution and storage utilities focused on providing safe, reliable, and affordable energy to its customers. Prior to the sale of ENSTAR and AltaGas' interest in Cook Inlet Natural Gas Storage Alaska (CINGSA) on March 1, 2023 (the Alaska Utilities Disposition), AltaGas' Utilities provided energy to approximately 1.7 million residential and commercial customers in 2022 and had an average 2022 rate base of approximately US$5.2 billion. The Utilities business also includes storage facilities and contracts for interstate natural gas transportation and storage services, as well as the affiliated retail energy marketing business, which sells natural gas and electricity directly to residential, commercial, and industrial customers located in Maryland, Virginia, Delaware, Pennsylvania, Ohio, and the District of Columbia; and
▪    Midstream, which is a leading North American platform that connects customers and markets from wellhead to tidewater and beyond. The three pillars of the Midstream business include: 1) global exports, which includes AltaGas' two LPG export terminals; 2) natural gas gathering and extraction; and 3) fractionation and liquids handling. AltaGas' Midstream segment also includes its natural gas and NGL marketing business, domestic logistics, trucking and rail terminals, and liquid storage capability.
The Corporate/Other segment consists of AltaGas' corporate activities and a small portfolio of gas-fired power generation and distribution assets capable of generating 508 MW of power primarily in the state of California.